Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent Consideration	$—	$—	$5,140	$5,140

Total liabilities	$—	$—	$5,140	$5,140

Summary of Changes in the Fair Value of Warrant Liabilities
The change in the fair value of the derivative warrant liabilities (Public Warrants) for the six months ended June 30, 2023 is summarized as follows (in thousands):

Public Warrants
Derivative warrant liabilities at December 31, 2022	$6,922
Change in fair value	534
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)

Derivative warrant liabilities at June 30, 2023	$—

Summary of Change in the Fair Value of the Contingent Consideration
The change in the fair value of the contingent consideration is summarized as follows (in thousands):

2023
Beginning balance – January 1	$10,729
Issuance of shares (1)	(8,440)
Loss on fair value remeasurement of contingent consideration (2)	2,809
Foreign currency translation adjustments	42

Ending balance – June 30	$5,140

(1)
On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(2)	Loss on fair value remeasurement of contingent consideration mainly relates to the Second Spectrum acquisition.